General Government

Securities Money

Market Fund

ANNUAL REPORT November 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             8   Statement of Assets and Liabilities

                             9   Statement of Operations

                            10   Statement of Changes in Net Assets

                            11   Financial Highlights

                            13   Notes to Financial Statements

                            19   Report of Independent Auditors

                            20   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                  General Government Securities

                                                              Money Market Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for General Government Securities Money Market Fund, covering the 12-month period from December 1, 1999 through November 30, 2000. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

Yields on money market instruments generally rose during the first half of the reporting period as the Federal Reserve Board (the "Fed") continued to raise short-term interest rates. However, during the second half of the period, short-term rates were relatively stable. Since its May meeting, the Fed has refrained from raising interest rates further because of slowing economic growth. In addition to the moderating effects of the Fed's previous rate hikes, the U.S. economy has slowed in response to higher energy prices and a weak euro

In general, the overall investment environment that prevailed in the second half of the 1990s provided returns well above historical averages, establishing unrealistic expectations for some investors. In our opinion, as the risks of the stock market have become more apparent due to recent volatility, the relative safety and income potential of money market funds can make them an attractive investment as part of a well-balanced portfolio.

For more information about the economy and financial markets, we encourage you to visit the Market Commentary section of our website at www.dreyfus.com. Or, to speak with a customer service representative, call us at 1-800-782-6620.

Thank you for investing in General Government Securities Money Market Fund.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
December 15, 2000

2


DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Government Securities Money Market Fund perform during the period?

For the 12-month period ended November 30, 2000, the fund produced annualized yields of 5.39% for Class A shares and 5.15% for Class B shares. Taking into account the effects of compounding, the fund achieved annualized effective yields of 5.53% for Class A shares and 5.28% for Class B shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as repurchase agreements in respect of these securities.

What factors influenced the fund's performance?

When the reporting period began, the U.S. economy was growing strongly, fueling continued inflation concerns. The Federal Reserve Board (the "Fed") had already taken steps to relieve inflationary pressures by increasing short-term interest rates prior to the beginning of the reporting period in June, August and November 1999, each time by 0.25 percentage points. During the reporting period, the Fed again raised interest rates in February and March 2000 by 0.25 percentage points and by 0.50 percentage points in May. Each of these interest-rate hikes brought renewed debate as to whether further tightening would be necessary. As might be expected, money market instruments reacted to
the   Fed's   interest-rate   hikes   in   the   form   of   higher   yields.

During  the  first  quarter  of  2000,  when  the economy grew at a robust 4.8%,
concern   mounted  that  growth  remained  above  a  level  that  might  trigger destructive  levels  of  inflation.  In addition, rising energy prices

                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

added to inflation concerns, strong domestic demand for goods and services continued, and overseas demand for raw materials accelerated.

In the second quarter, economic growth rose to an even more torrid 5.6%. Consumer confidence and consumer spending showed few signs of abating despite sharp declines in the technology sector of the stock market. The tightest U.S. labor market in the past 30 years added the prospect of wage-driven inflation.

From July through the end of the reporting period, we began to see signs that the Fed's rate hikes were having the desired effect of slowing the economy. Retail sales declined, housing starts slowed and inflation figures were relatively benign. As a result, the Fed chose not to raise rates further at its June, August, October or November 2000 meetings. Indeed, third quarter GDP growth slowed to a more sustainable rate, which was recently revised downward to approximately 2.2%, the lowest in four years. In addition, corrections in the stock market during the reporting period appear to have caused consumers to decrease spending as they became less confident in their economic prospects.

More recently, we have seen statistical data suggesting that the economy is growing at a slower pace. Durable goods orders declined in October, the first time in three months, confirming that demand is also falling. The money markets responded to this news with lower yields.

What is the fund's current strategy?

For most of the reporting period, we maintained the fund's average maturity at a point modestly longer than that of most other money market funds. We achieved this position by investing a portion of the fund's assets in longer term
instruments,   locking   in   higher   yields   for   as   long   as  possible.

Data released toward the end of the reporting period indicated continued weakness in some areas of the economy. Accordingly, in our view, the Fed's next move is more likely to be a reduction in short-

4
term interest rates than a rate hike. Looking forward, we intend to continue to monitor the situation -- including the economy and changes in the Fed's monetary policy. We will also look to respond appropriately with respect to the fund's holdings and maturity stance.

December 15, 2000

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELD FIGURES PROVIDED FOR CLASS B SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S YIELD WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 5.12% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 5.25%.

                                                             The Fund  5



STATEMENT OF INVESTMENTS

November 30, 2000

                                                                          Annualized

                                                                            Yield on

                                                                             Date of              Principal

U.S. GOVERNMENT AGENCIES--103.0%                                         Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Bank, Consolidated Systemwide

 Floating Rate Notes

     8/22/2001                                                                   6.51  (a)       50,000,000           49,991,270

     12/4/2001                                                                   6.52  (a)       50,000,000           49,990,400

     3/1/2002                                                                    6.49  (a)       50,000,000           49,991,125

     3/13/2002                                                                   6.51  (a)       80,000,000           79,970,502

     6/21/2002                                                                   6.58  (a)       25,000,000           24,992,815

Federal Home Loan Banks, Discount Notes

  12/1/2000                                                                      5.86            47,400,000           47,400,000

  12/1/2000                                                                      6.43            44,000,000           44,000,000

  1/18/2001                                                                      6.28            25,000,000           24,998,252

  3/9/2001                                                                       6.53            50,000,000           49,137,736

  3/28/2001                                                                      6.80            61,571,000           60,276,316

  4/12/2001                                                                      6.86             2,333,000            2,277,482

  5/15/2001                                                                      6.64            23,675,000           22,988,129

  5/16/2001                                                                      6.64            10,000,000            9,708,117

  5/18/2001                                                                      6.64            17,823,000           17,296,509

  6/15/2001                                                                      6.93            36,000,000           34,729,920

Federal Home Loan Banks, Floating Rate Notes

  3/29/2001                                                                      6.52  (a)       50,000,000           49,996,853

  4/6/2001                                                                       6.51  (a)       75,000,000           74,994,959

Federal Home Loan Mortgage Corporation,

 Discount Notes

     1/18/2001                                                                   6.54            50,000,000           49,571,000

     3/1/2001                                                                    6.81             6,802,000            6,691,638

     3/29/2001                                                                   6.84            20,531,000           20,094,249

     4/11/2001                                                                   6.86             3,367,000            3,287,484

     6/21/2001                                                                   6.91            21,770,000           20,980,275

     7/19/2001                                                                   6.85            50,000,000           47,952,361

Federal National Mortgage Association,

 Discount Notes

     5/25/2001                                                                   6.96            19,213,000           18,603,121

     6/6/2001                                                                    6.91            21,213,000           20,498,970

     10/15/2001                                                                  6.49            30,520,000           30,509,714

Federal National Mortgage Association,

 Floating Rate Notes

     6/7/2001                                                                    6.57  (a)       50,000,000           49,978,648

     10/4/2001                                                                   6.53  (a)      100,000,000           99,950,762

     11/5/2001                                                                   6.55  (a)      100,000,000           99,973,237

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $1,160,831,844)                                                                                            1,160,831,844


6

                                                                            Annualized

                                                                             Yield on

                                                                              Date of             Principal

REPURCHASE AGREEMENTS--.7%                                               Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Barclays Capital Corp.

  dated 11/30/2000, due 12/1/2000 in the amount
  of $7,889,315 (fully collateralized by
  $8,000,000 U.S. Treasury Notes,
  6.50%, due 5/31/2001, value $8,011,248)
  (cost $7,888,000)                                                              6.00             7,888,000           7,888,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,168,719,844)                                        103.7%                              1,168,719,844

LIABILITIES, LESS CASH AND RECEIVABLES                                         (3.7%)                               (41,851,178)

NET ASSETS                                                                     100.0%                              1,126,868,666

(A) THE INTEREST RATE, WHICH WILL CHANGE PERIODICALLY, IS BASED ON THE BANK'S PRIME RATE.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2000

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement
   of Investments--Note 1(b)                       1,168,719,844  1,168,719,844

Cash                                                                    968,377

Interest receivable                                                   8,211,151

Prepaid expenses and other assets                                        41,157

                                                                  1,177,940,529
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         1,005,976

Payable for investment securities purchased                          49,990,400

Accrued expenses                                                         75,487

                                                                     51,071,863
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,126,868,666
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,127,094,769

Accumulated net realized gain (loss) on investments                   (226,103)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                     1,126,868,66



NET ASSET VALUE PER SHARE

                                                                                                    Class A                 Class B
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                                                   574,630,301             552,238,365

Shares Outstanding                                                                               574,793,062             552,301,709
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                                           1.00                    1.00

SEE NOTES TO FINANCIAL STATEMENTS.


8


STATEMENT OF OPERATIONS

Year Ended November 30, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     77,983,125

EXPENSES:

Management fee--Note 2(a)                                            6,331,793

Distribution fees--Note 2(b)                                         2,532,717

Shareholder servicing costs--Note 2(c)                               2,177,100

Registration fees                                                      131,570

Custodian fees                                                         101,548

Professional fees                                                       61,397

Directors' fees and expenses--Note 2(d)                                 35,858

Prospectus and shareholders' reports                                    32,576

Miscellaneous                                                           11,665

TOTAL EXPENSES                                                      11,416,224

Less-reduction in shareholder servicing costs
   due to undertaking--Note 2(c)                                     (211,639)

NET EXPENSES                                                        11,204,585

INVESTMENT INCOME--NET                                              66,778,540
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                (41,869)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               66,736,671

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                             -----------------------------------

                                                     2000                1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         66,778,540           51,765,557

Net realized gain (loss) on investments          (41,869)             (17,123)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   66,736,671           51,748,434
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                               (33,189,687)         (24,572,923)

Class B shares                               (33,588,853)         (27,192,634)

TOTAL DIVIDENDS                              (66,778,540)         (51,765,557)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                              6,023,068,435        4,892,448,521

Class B shares                              3,404,207,605        1,874,341,394

Dividends reinvested:

Class A shares                                 32,599,092           24,329,688

Class B shares                                 30,605,094           26,105,216

Cost of shares redeemed:

Class A shares                            (6,091,527,643)      (4,846,137,806)

Class B shares                            (3,541,738,346)      (1,887,236,183)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS               (142,785,763)          83,850,830

TOTAL INCREASE (DECREASE) IN NET ASSETS     (142,827,632)          83,833,707
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,269,696,298       1,185,862,591

END OF PERIOD                               1,126,868,666       1,269,696,298

SEE NOTES TO FINANCIAL STATEMENTS.

10


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                                       Ten Months Ended

                                                    Year Ended November 30,                 November 30,       Year Ended January 31
                                         -------------------------------------------------------------------------------------------

CLASS A SHARES                                 2000           1999          1998              1997(a)            1997         1996
                                         -------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                         1.00           1.00          1.00                 1.00            1.00          1.00

Investment Operations:

Investment income--net                         .054           .043          .048                 .040            .047          .052

Distributions:

Dividends from investment
   income--net                               (.054)         (.043)        (.048)               (.040)          (.047)        (.052)

Net asset value, end of period                 1.00           1.00          1.00                 1.00            1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                               5.54           4.42          4.88               4.84(b)           4.75          5.35
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                           .76            .76           .77                .82(b)            .82           .84

Ratio of net investment income
   to average net assets                       5.40           4.35          4.77               4.78(b)           4.65          5.22
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                              574,630        610,511       539,878              510,289         519,861       530,054

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 11



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                    Ten Months Ended

                                                    Year Ended November 30,              November 30,          Year Ended January 31
                                         -------------------------------------------------------------------------------------------

CLASS B SHARES                                 2000           1999          1998              1997(a)            1997        1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                         1.00           1.00          1.00                 1.00            1.00          1.00

Investment Operations:

Investment income--net                         .052           .041          .046                 .038            .045          .042

Distributions:

Dividends from
   investment income--net                    (.052)         (.041)        (.046)               (.038)          (.045)        (.042)

Net asset value, end of period                 1.00           1.00          1.00                 1.00            1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                               5.29           4.17          4.66              4.69(c)            4.58        5.04(c)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                          1.00           1.00           .97              1.00(c)            1.00        1.00(c)

Ratio of net investment income

   to average net assets                       5.15           4.09          4.55              4.60(c)            4.48        5.01(c)

Decrease reflected in
   above expense ratios

   due to undertakings

   by The Dreyfus Corporation                   .03            .03          .05                .05(c)             .08         .10(c)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                              552,238        659,185      645,984               364,845          90,175            58

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1996.

(C) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


12


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Government Securities Money Market Fund (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor. The fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (15 billion shares authorized) and Class B (1 billion shares authorized) . Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on pro rata basis.

                                                             The Fund  13

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund' s Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

14

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $231,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2000. If not applied, $19,000 of the carryover expires in fiscal 2003, $63,000 expires in fiscal 2004, $90,000 expires in fiscal 2005, $17,000 expires in fiscal 2007 and $42,000 expires in fiscal 2008.

At November 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess

                                                                     The Fund 15

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

expense. During the period ended November 30, 2000, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and of operating the Plan. In addition, Class A shares pay the distributor for distributing their shares and servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of up to .20 of 1% of the value of the fund' s average daily net assets of Class A. The distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund' s Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2000, Class A shares were charged $1,228,927 pursuant to the Plan of which $921,404 was paid to DSC.

Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 2000, Class B shares were

16

charged $1,303,790 pursuant to the Class B Distribution Plan of which $963,572 was paid to DSC.

(c) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse DSC an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2000, Class A shares were charged $131,658 pursuant to the Class A Shareholder Services Plan.

Under the fund's Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the distributor for the provision of certain services to the holders of Class B shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class
B. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents in respect of these services. The distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 1999, through November 30, 2000, that if the aggregate expenses of Class B shares of the fund, exlcusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B
                                                                    The Fund 17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Shareholder Services Plan. During the period ended November 30, 2000, Class B shares were charged, $1,629,738 pursuant to the Class B Shareholder Services Plan, of which $211,639 was reimbursed by the Manager. Under the Class B Shareholder Services Plan, $1,204,466 was paid to DSC.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2000, the fund was charged $52,057, pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 13, 2000, each Board member receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Prior to April 13, 2000, each Board member who was not an "affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

18

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors General Government Securities Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Government Securities Money Market Fund (one of the series constituting General Government Securities Money Market Funds, Inc.), as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Government Securities Money Market Fund at November 30, 2000, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                             [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York
January 8, 2001

                                                             The Fund 19


IMPORTANT TAX INFORMATION (Unaudited)

For State individual income tax purposes, the fund hereby designates 53.65% of the ordinary income dividends paid during its fiscal year ended November 30, 2000 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

20

                        For More Information

                        General Government Securities Money Market Fund 200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  975AR0011






General

Treasury Prime

Money Market Fund

ANNUAL REPORT November 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            13   Notes to Financial Statements

                            19   Report of Independent Auditors

                            20   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                         General Treasury Prime

                                                              Money Market Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for General Treasury Prime Money Market Fund, covering the 12-month period from December 1, 1999 through November 30, 2000. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's
portfolio    manager,    Bernard    W.    Kiernan,    Jr.

Yields on money market instruments generally rose during the first half of the reporting period as the Federal Reserve Board (the "Fed") continued to raise short-term interest rates. However, during the second half of the period, short-term rates were relatively stable. Since its May meeting, the Fed has refrained from raising interest rates further because of slowing economic growth. In addition to the moderating effects of the Fed's previous rate hikes, the U.S. economy has slowed in response to higher energy prices and a weak euro.

In general, the overall investment environment that prevailed in the second half of the 1990s provided returns well above historical averages, establishing unrealistic expectations for some investors. In our opinion, as the risks of the stock market have become more apparent due to recent volatility, the relative safety and income potential of money market funds can make them an attractive investment as part of a well-balanced portfolio.

For more information about the economy and financial markets, we encourage you to visit the Market Commentary section of our website at www.dreyfus.com. Or, to speak with a customer service representative, call us at 1-800-782-6620.

Thank you for investing in General Treasury Prime Money Market Fund.

Sincerely,

/S/Stephen E. Canter
Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
December 15, 2000

2


DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Treasury Prime Money Market Fund perform during the period?

For the 12-month period ended November 30, 2000, the fund produced annualized yields of 5.07% for Class A shares, 4.87% for Class B shares and 4.82% for Class X shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 5.19% for Class A shares, 4.98% for Class B shares and 4.93% for Class X shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. Government.

What factors influenced the fund's performance?

When the reporting period began, the U.S. economy was growing strongly, fueling continued inflation concerns. The Federal Reserve Board (the "Fed") had already taken steps to relieve inflationary pressures by increasing short-term interest rates prior to the beginning of the reporting period in June, August and November 1999, each time by 0.25 percentage points. During the reporting period, the Fed again raised interest rates in February and March 2000 by 0.25 percentage points and by 0.50 percentage points in May. Each of these interest-rate hikes brought renewed debate as to whether further tightening would be necessary. As might be expected, money market instruments -- including short-term U.S. Treasury bills -- reacted to the Fed's interest-rate hikes in the form of higher yields.

During the first quarter of 2000, the economy grew at a robust 4.8%. Rising energy prices added to inflation concerns, strong domestic demand for goods and services continued, and overseas demand for raw materials accelerated.

                                                             The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

In the second quarter, economic growth rose to 5.6%. Consumer confidence and consumer spending showed few signs of abating despite sharp declines in the Nasdaq stock market. The tightest U.S. labor market in the past 30 years added the prospect of wage-driven inflation.

From July through the end of the reporting period, we began to see signs that the Fed' s rate hikes were slowing the economy. Retail sales declined, housing starts slowed and inflation figures were relatively benign. As a result, the Fed did not raise rates further at its June, August, October or November 2000 meetings. Indeed, third quarter GDP slowed to a more sustainable growth rate, which was recently revised to approximately 2.2%, the lowest in four years. In addition, the corrections in the stock market during the reporting period appear to have caused consumers to decreasing spending as they became less confident in their economic prospects.

As a result, while rates on short-term U.S. Treasury securities trended lower, the yield curve was inverted, with short-term Treasuries providing higher yields than long-term Treasuries. In our view, this was primarily the result of technical factors related to the government buyback of seasoned long-term Treasury bonds.

More recently, we have seen statistical data suggesting that the economy is growing at a slower pace. Durable goods orders declined in October, the first time in three months, confirming that demand is also falling. The short-term U.S. Treasury market responded to this news with lower yields.

What is the fund's current strategy?

For most of the reporting period, we maintained the fund's average maturity at a point modestly longer than that of most other money market funds. We achieved this position by investing a portion of the fund in longer term instruments, locking in higher yields for as long as possible.

Data released toward the end of the reporting period indicated continued weakness in some areas of the economy. Accordingly, in our view, the Fed's next move is more likely to be a reduction in short-

4

term interest rates than a rate hike. Looking forward, we intend to continue to monitor the situation -- including the economy and changes in the Fed's monetary policy. We will also look to respond appropriately with respect to the fund's
holdings    and    maturity    stance.

December 15, 2000

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELD FIGURES PROVIDED FOR CLASS A SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S YIELD WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS A SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 4.64% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 4.75%.

                                                             The Fund 5

STATEMENT OF INVESTMENTS

November 30, 2000




                                                                     Annualized
                                                                       Yield on
                                                                        Date of               Principal
U.S. TREASURY BILLS--40.3%                                             Purchase (%)          Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

   12/7/2000                                                                  6.13%             526,000                 525,467

   12/14/2000                                                                 6.07%             180,000                 179,611

   12/15/2000                                                                 6.47%           1,150,000               1,147,115

   12/18/2000                                                                 6.40%           2,737,000               2,728,780

   12/21/2000                                                                 6.41%           3,161,000               3,149,840

   1/4/2001                                                                   6.15%             715,000                 710,913

   1/11/2001                                                                  6.09%             820,000                 814,397

   1/18/2001                                                                  6.27%             953,000                 945,144

   1/25/2001                                                                  6.24%              91,000                  90,145

TOTAL U.S. TREASURY BILLS

   (cost $10,291,412)                                                                                                10,291,412
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--62.3%
------------------------------------------------------------------------------------------------------------------------------------

   5.00%, 2/28/2001                                                           6.21%           11,000,000             10,965,856

   5.25%, 5/31/2001                                                           6.21%            5,000,000              4,975,137

TOTAL U.S. TREASURY NOTES

   (cost $15,940,993)                                                                                                15,940,993
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

   (cost $26,232,405)                                                                             102.6%             26,232,405

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (2.6%)              (666,880)

NET ASSETS                                                                                        100.0%             25,565,525

SEE NOTES TO FINANCIAL STATEMENTS.

6


STATEMENT OF ASSETS AND LIABILITIES

November 30, 2000

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  26,232,405  26,232,405

Receivable for investment securities sold                             1,141,058

Interest receivable                                                     140,500

Prepaid expenses                                                          6,690

                                                                     27,520,653
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            10,508

Cash overdraft due to Custodian                                         690,289

Payable for investment securities purchased                           1,147,115

Accrued expenses and other liabilities                                  107,216

                                                                      1,955,128
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       25,565,525
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      25,566,121

Accumulated net realized gain (loss) on investments                       (596)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       25,565,525



NET ASSET VALUE PER SHARE

                                                                              Class A                Class B                Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                             20,179,219              5,385,306                  1,000

Shares Outstanding                                                         20,179,790              5,385,331                  1,000
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00                   1.00                   1.00

SEE NOTES TO FINANCIAL STATEMENTS.



                                                             The Fund 7

STATEMENT OF OPERATIONS

From December 1, 1999 (commencement of operations) to November 30, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                        482,175

EXPENSES:

Management fee--Note 2(a)                                               38,496

Registration fees                                                       75,499

Auditing fees                                                           25,513

Distribution fees--Note 2(b)                                            15,404

Shareholder servicing costs--Note 2(c)                                   6,603

Prospectus and shareholders' reports                                     3,632

Custodian fees                                                           1,628

Miscellaneous                                                              802

Directors' fees and expenses--Note 2(d)                                    323

Legal fees                                                                  91

TOTAL EXPENSES                                                         167,991

Less--expense reimbursement from
   The Dreyfus Corporation--Note 2                                    (103,328)

NET EXPENSES                                                            64,663

INVESTMENT INCOME--NET                                                 417,512
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):                  (596)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   416,916

SEE NOTES TO FINANCIAL STATEMENTS.

8

STATEMENT OF CHANGES IN NET ASSETS

From December 1, 1999 (commencement of operations) to November 30, 2000

--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                                 417,512

Net realized gain (loss) on investments                                  (596)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        416,916
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                                       (339,880)

Class B shares                                                        (77,167)

Class X shares                                                           (465)

TOTAL DIVIDENDS                                                      (417,512)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                                      83,129,229

Class B shares                                                      12,926,584

Class X shares                                                          20,999

Dividends reinvested:

Class A shares                                                         338,852

Class B shares                                                          76,979

Class X shares                                                             369

Cost of shares redeemed:

Class A shares                                                    (63,288,291)

Class B shares                                                     (7,618,232)

Class X shares                                                        (20,368)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS   25,566,121

TOTAL INCREASE (DECREASE) IN NET ASSETS                             25,565,525
--------------------------------------------------------------------------------

NET ASSETS:

Beginning of Period                                                         --

END OF PERIOD                                                       25,565,525

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                 Year Ended

CLASS A                                                 November 30, 2000(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                   1.00

Investment Operations:

Investment income--net                                                 .051

Distributions:

Dividends from investment income--net                                (.051)

Net asset value, end of period                                         1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                                       5.21
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                 .80

Ratio of net investment income

  to average net assets                                                5.49

Decrease reflected in above expense ratio

  due to undertaking by The Dreyfus Corporation                         .43
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                20,179

(A)  FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

10
                                                                 Year Ended
CLASS B                                                 November 30, 2000(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                   1.00

Investment Operations:

Investment income--net                                                 .049

Distributions:

Dividends from investment income--net                                (.049)

Net asset value, end of period                                         1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                                       5.00
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                1.00

Ratio of net investment income

  to average net assets                                                5.14

Decrease reflected in above expense ratio

  due to undertaking by The Dreyfus Corporation                        4.97
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                 5,385

(A)  FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 11

FINANCIAL HIGHLIGHTS (continued)

                                                                 Year Ended
CLASS X                                                 November 30, 2000(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                   1.00

Investment Operations:

Investment income--net                                                 .048

Distributions:

Dividends from investment income--net                                (.048)

Net asset value, end of period                                         1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                                       4.94
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                1.05

Ratio of net investment income

  to average net assets                                                4.55

Decrease reflected in above expense ratio

  due to undertaking by The Dreyfus Corporation                       20.13
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                     1

(A)  FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Treasury Prime Money Market Fund, Inc. (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor. The fund is authorized to issue 3 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (1 billion shares authorized), Class B (1 billion shares authorized) and Class X (1 billion shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer financial institution or other industry professional) at an annual rate of .05%
of   the   value   of   the  average  daily  net  assets  of  Class  B  shares.

                                                             The Fund 13

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $1,171 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

14

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of $596 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2000. If not applied, the carryover expires in fiscal 2008.

At November 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager had undertaken through November 30, 2000 to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of .80 of 1% for Class A, 1% for Class B and 1.05% for Class X shares of the value of the fund' s average daily net assets. The expense reimbursement pursuant to the undertaking, amounted to $14,222 for Class A, $67,914 for Class B and $2,005 for Class X shares, during the period ended November 30, 2000.

                                                             The Fund 15

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan. In addition, Class A shares pays the distributor for distributing their shares and servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. The distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2000, Class A shares were charged $12,373 pursuant to the Plan, all of which was reimbursed by the Manager, of which $12,353 was paid to DSC.

Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the distributor for payments made to third parties for distributing Class B shares at an annual rate of .20 of 1% of the value of their average daily net assets. During the period ended November 30, 2000, Class B shares were charged $3,005 pursuant to the Class B Distribution Plan, all of which was reimbursed by the Manager. Under the Class B Distribution Plan, $2,880 was paid to the DSC.

16

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of their average daily net assets. During the period ended November
30, 2000, Class X shares were charged $26 pursuant to the Class X Distribution Plan, all of which was reimbursed by the Manager. Under the Class X Distribution Plan, $13 was paid to the DSC.

(c) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse DSC an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts

Under the fund's Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan"), Class B and Class X shares pay the distributor for the provision of certain services to the holders of Class B and Class X shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2000, Class B and Class X shares were charged $3,757 and $26 , respectively, pursuant to the Shareholder Services Plan, all of which was reimbursed by the Manager. Under the Shareholder Services Plan, Class B and Class X paid DSC $3,600 and $13, respectively.

                                                             The Fund 17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2000, the fund was charged $664 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 13, 2000, each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Prior to April 13, 2000, each Board member who was not an " affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

18

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors General Treasury Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Treasury Prime Money Market Fund (one of the series constituting General Government Securities Money Market Funds, Inc.) as of November 30, 2000, and the related statements of operations, changes in net assets and financial highlights for the period from December 1, 1999 (commencement of operations) to November 30, 2000. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Treasury Prime Money Market Fund, at November 30, 2000 and the results of its operations, the changes in net assets and the financial highlights for the period from December 1, 1999 to November 30, 2000, in conformity with accounting principles generally accepted in the United States.

                                             [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York
January 8, 2001

                                                             The Fund 19


IMPORTANT TAX INFORMATION (Unaudited)

For State individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended November 30, 1999 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

20


                        For More Information

                        General Treasury Prime Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  387AR0011